UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22045

Wisconsin Capital Funds, Inc.
(Exact name of registrant as specified in charter)

1221 John Q. Hammons Drive

Madison, WI 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb

1221 John Q. Hammons Drive

Madison, WI 53717
(Name and address of agent for service)

608-824-8800

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

Item 1. Schedule of Investments.

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

December 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 63.72%

Beverage and Tobacco Product Manufacturing - 1.96%
PepsiCo, Inc.	14,000	$928,900

Chemical Manufacturing - 9.33%
Abbott Laboratories	20,000	1,124,600
Air Products & Chemicals, Inc.	8,000	681,520
E.I. du Pont de Nemours and Company	12,000	549,360
Johnson & Johnson	13,500	885,330
Merck & Company, Inc.	14,000	527,800
Teva Pharmaceutical Industries Ltd. - ADR	16,000	645,760
		4,414,370

Computer and Electronic Product Manufacturing - 7.40%
Apple, Inc. (a)	3,300	1,336,500
Cisco Systems, Inc.	35,000	632,800
ION Geophysical Corporation (a)	110,000	674,300
Microchip Technology, Inc.	8,500	311,355
QUALCOMM, Inc.	10,000	547,000
		3,501,955

Couriers and Messengers - 1.55%
United Parcel Service, Inc. – Class B	10,000	731,900

Credit Intermediation and Related Activities - 4.23%
Citigroup, Inc.	12,000	315,720
Discover Financial Services	38,000	912,000
Visa, Inc. - Class A	7,600	771,628
		1,999,348

Electrical Equipment, Appliance, and
Component Manufacturing - 1.63%
Emerson Electric Company	16,500	768,735

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

December 31, 2011 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)
Food Services and Drinking Places - 1.38%
McDonald’s Corporation	6,500	$652,145

Health and Personal Care Stores - 2.78%
Express Scripts, Inc. (a)	22,000	983,180
Walgreen Co.	10,000	330,600
		1,313,780

Insurance Carriers and Related Activities - 2.07%
Aflac, Incorporated	22,600	977,676

Machinery Manufacturing - 2.46%
General Electric Company	65,000	1,164,150

Merchant Wholesalers, Nondurable Goods - 3.38%
The Procter & Gamble Company	13,600	907,256
Universal Corporation	15,000	689,400
		1,596,656

Miscellaneous Manufacturing - 1.55%
3M Company	9,000	735,570

Oil and Gas Extraction - 0.63%
ATP Oil & Gas Corporation (a)	40,710	299,626

Other Information Services - 2.23%
Google Inc. - Class A (a)	1,630	1,052,817

Petroleum and Coal Products Manufacturing - 7.74%
BP PLC – ADR	24,000	1,025,760
Chevron Corporation	9,000	957,600
ConocoPhillips	12,000	874,440
Exxon Mobil Corporation	9,500	805,220
		3,663,020

Pipeline Transportation - 1.94%
TransCanada Corporation (b)	21,000	917,070

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

December 31, 2011 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)
Primary Metal Manufacturing - 0.59%
RTI International Metals, Inc. (a)	12,000	$278,520

Printing and Related Support Activities - 0.48%
Quad/Graphics, Inc.	16,000	229,440

Professional, Scientific, and Technical Services - 1.42%
Global Geophysical Services, Inc. (a)	100,000	672,000

Publishing Industries - 1.58%
Microsoft Corporation	15,000	389,400
Oracle Corporation	14,000	359,100
		748,500

Rail Transportation - 1.34%
CSX Corporation	30,000	631,800

Telecommunications - 2.25%
Vodafone Group PLC – ADR	38,000	1,065,140

Transportation Equipment Manufacturing - 3.80%
General Motors Company (a)	29,100	589,857
Johnson Controls, Inc.	30,000	937,800
Visteon Corporation (a)	5,400	269,676
		1,797,333

TOTAL COMMON STOCKS
(Cost $27,300,015)		30,140,451

PUBLICLY-TRADED PARTNERSHIPS - 0.57%

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities - 0.57%
Fortress Investment Group, LLC - Class A (a)	80,000	270,400

TOTAL PUBLICLY-TRADED PARTNERSHIPS
(Cost $474,119)		270,400

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

December 31, 2011 (Unaudited) (Continued)

	Shares	Value
PREFERRED SECURITIES - 2.73%

Oil and Gas Extraction - 1.20%
ATP Oil & Gas Corporation, Series B
8.000%	15,000	$570,000

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities - 1.53%
The Goldman Sachs Group, Inc., Series D
4.000% (c)	42,000	721,560

TOTAL PREFERRED SECURITIES
(Cost $1,812,838)		1,291,560

EXCHANGE-TRADED FUNDS - 0.89%

Funds, Trusts, and Other Financial Vehicles - 0.57%
iShares Silver Trust (a)	10,000	269,400

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities - 0.32%
SPDR Gold Trust (a)	1,000	151,990

TOTAL EXCHANGE-TRADED FUNDS
(Cost $379,769)		421,390

	Principal
	Amount
CONVERTIBLE BONDS - 2.65%

Computer and Electronic Product Manufacturing - 1.08%
Linear Technology Corporation - Series A
3.000%, 05/01/2027	$500,000	513,125

Specialty Trade Contractors - 1.57%
Transocean, Inc., Series C
1.500%, 12/15/2037 (b)	750,000	740,625

TOTAL CONVERTIBLE BONDS
(Cost $1,251,713)		1,253,750

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

December 31, 2011 (Unaudited) (Continued)

	Principal
	Amount	Value
CORPORATE BONDS - 23.49%

Administrative and Support Services - 1.04%
Lender Processing Services, Inc.
8.125%, 07/01/2016	$500,000	$493,750

Chemical Manufacturing - 1.11%
Biogen Idec, Inc.
6.000%, 03/01/2013	500,000	525,872

Computer and Electronic Product Manufacturing - 1.07%
Nokia Corporation
5.375%, 05/15/2019 (b)	500,000	505,324

Credit Intermediation and Related Activities - 2.21%
Block Financial LLC
7.875%, 01/15/2013	500,000	514,035
Zions Bancorporation
7.750%, 09/23/2014	500,000	530,469
		1,044,504

Funds, Trusts, and Other Financial Vehicles - 2.85%
Health Care Property Investors, Inc.
6.000%, 03/01/2015	500,000	535,448
Hospitality Properties Trust
6.750%, 02/15/2013	800,000	813,037
		1,348,485

Health and Personal Care Stores - 1.82%
CVS Pass-Through Trust
6.943%, 01/10/2030	301,433	334,995
Medco Health Solutions, Inc.
6.125%, 03/15/2013	500,000	527,779
		862,774

Insurance Carriers and Related Activities - 1.03%
Prudential Financial, Inc.
5.500%, 09/15/2019	500,000	485,314

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

December 31, 2011 (Unaudited) (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)
Machinery Manufacturing - 1.65%
General Electric Company
5.000%, 02/01/2013	$750,000	$781,778

Merchant Wholesalers, Nondurable Goods - 1.18%
Lorillard Tobacco Company
6.875%, 05/01/2020	500,000	559,618

Mining (except Oil and Gas) - 1.12%
Freeport-McMoRan Copper & Gold Inc.
8.375%, 04/01/2017	500,000	531,813

Paper Manufacturing - 1.12%
Sealed Air Corporation
7.875%, 06/15/2017	500,000	527,780

Petroleum and Coal Products Manufacturing - 1.15%
Owens Corning
6.500%, 12/01/2016	500,000	546,267

Professional, Scientific, and Technical Services - 1.58%
Computer Sciences Corporation
5.500%, 03/15/2013	750,000	746,438

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities - 2.98%
The Goldman Sachs Group, Inc. - Series D
5.375%, 03/15/2020	500,000	494,320
Morgan Stanley
5.000%, 08/31/2025 (c)	500,000	458,541
5.000%, 08/19/2025 (c)	500,000	454,501
		1,407,362

Support Activities for Mining - 1.18%
Noble Holding International Limited
7.375%, 03/15/2014 (b)	500,000	557,848

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

December 31, 2011 (Unaudited) (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)
Utilities - 0.40%
Alliant Energy Corporation
4.000%, 10/15/2014	$180,000	$188,753

TOTAL CORPORATE BONDS
(Cost $11,029,992)		11,113,680

U.S. GOVERNMENT AGENCY ISSUES - 1.59%

Federal National Mortgage Association
2.000%, 07/29/2030 (c)	750,000	750,623

TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $731,250)		750,623

MUNICIPAL BONDS - 0.50%
West Virginia State Job Investment Trust Board - Series 2003B
0.000%, 06/12/2013	250,000	236,510

TOTAL MUNICIPAL BONDS
(Cost $236,367)		236,510

	Contracts
CALL OPTIONS PURCHASED - 1.47%

Computer and Electronic Product Manufacturing - 1.47%
QUALCOMM, Inc.
Expiration: 01/19/2013, Exercise Price $30 (a)	275	695,750

TOTAL CALL OPTIONS PURCHASED
(Cost $658,810)		695,750

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

December 31, 2011 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 4.68%

Money Market Funds - 4.68%
STIT-STIC Prime Portfolio 0.056% (c)	1,300,000	$1,300,000
STIT Treasury Portfolio 0.020% (c)	914,484	914,483
		2,214,483

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,214,483)		2,214,483

Total Investments
(Cost $46,089,356) - 102.29%		48,388,597

Liabilities in Excess of Assets - (2.29%)		(1,083,974)

TOTAL NET ASSETS - 100.00%		$47,304,623

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a) Non-income producing security.

(b) Foreign issued security.

(c) Variable rate security. The rate listed is as of December 31, 2011.

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows**:

Cost of investments	$46,089,356
Gross unrealized appreciation	4,418,338
Gross unrealized depreciation	(2,119,097)
Net unrealized appreciation	$2,299,241

**	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of the schedule of investments.

Wisconsin Capital Funds, Inc.

Plumb Equity Fund

Schedule of Investments

December 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 87.45%

Beverage and Tobacco Product Manufacturing - 2.95%
PepsiCo, Inc.	19,000	$1,260,650

Chemical Manufacturing - 9.30%
Abbott Laboratories	24,000	1,349,520
Air Products & Chemicals, Inc.	10,000	851,900
Johnson & Johnson	18,000	1,180,440
Teva Pharmaceutical Industries Ltd. - ADR	14,500	585,220
		3,967,080

Computer and Electronic Product Manufacturing - 10.36%
Apple, Inc. (a)	4,400	1,782,000
Cisco Systems, Inc.	57,000	1,030,560
ION Geophysical Corporation (a)	125,000	766,250
Microchip Technology, Inc.	9,500	347,985
QUALCOMM, Inc.	9,000	492,300
		4,419,095

Couriers and Messengers - 2.57%
United Parcel Service, Inc. – Class B	15,000	1,097,850

Credit Intermediation and Related Activities - 6.96%
Citigroup, Inc.	15,000	394,650
Discover Financial Services	48,000	1,152,000
Visa, Inc. - Class A	14,000	1,421,420
		2,968,070

Electrical Equipment, Appliance, and
Component Manufacturing - 2.62%
Emerson Electric Company	24,000	1,118,160

Food Services and Drinking Places - 2.35%
McDonald’s Corporation	10,000	1,003,300

Health and Personal Care Stores - 3.81%
Express Scripts, Inc. (a)	27,500	1,228,975
Walgreen Co.	12,000	396,720
		1,625,695

Wisconsin Capital Funds, Inc.

Plumb Equity Fund

Schedule of Investments

December 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance Carriers and Related Activities - 2.84%
Aflac, Incorporated	28,000	$1,211,280

Machinery Manufacturing - 3.36%
General Electric Company	80,000	1,432,800

Merchant Wholesalers, Nondurable Goods - 4.43%
The Procter & Gamble Company	19,000	1,267,490
Universal Corporation	13,500	620,460
		1,887,950

Miscellaneous Manufacturing - 2.11%
3M Company	11,000	899,030

Oil and Gas Extraction - 0.78%
ATP Oil & Gas Corporation (a)	45,000	331,200

Other Information Services - 3.03%
Google Inc.- Class A (a)	2,000	1,291,800

Petroleum and Coal Products Manufacturing - 9.91%
BP PLC – ADR	31,000	1,324,940
Chevron Corporation	8,000	851,200
ConocoPhillips	16,500	1,202,355
Exxon Mobil Corporation	10,000	847,600
		4,226,095

Pipeline Transportation - 2.25%
TransCanada Corporation (b)	22,000	960,740

Primary Metal Manufacturing - 0.67%
RTI International Metals, Inc. (a)	12,300	285,483

Printing and Related Support Activities - 0.50%
Quad/Graphics, Inc.	15,000	215,100

Professional, Scientific, and Technical Services - 1.81%
Global Geophysical Services, Inc. (a)	115,000	772,800

Wisconsin Capital Funds, Inc.

Plumb Equity Fund

Schedule of Investments

December 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)

Publishing Industries - 3.32%
Microsoft Corporation	24,000	$623,040
Oracle Corporation	31,000	795,150
		1,418,190

Rail Transportation - 2.07%
CSX Corporation	42,000	884,520

Telecommunications - 2.96%
Vodafone Group PLC – ADR	45,000	1,261,350

Transportation Equipment Manufacturing - 5.33%
General Motors Company (a)	35,700	723,639
Johnson Controls, Inc.	40,000	1,250,400
Visteon Corporation (a)	6,000	299,640
		2,273,679

Water Transportation - 1.16%
Royal Caribbean Cruises Ltd (b)	20,000	495,400

TOTAL COMMON STOCKS
(Cost $35,356,387)		37,307,317

PUBLICLY-TRADED PARTNERSHIPS - 0.48%

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities - 0.48%
Fortress Investment Group, LLC - Class A (a)	60,000	202,800

TOTAL PUBLICLY-TRADED PARTNERSHIPS
(Cost $279,979)		202,800

PREFERRED SECURITIES - 2.79%

Oil and Gas Extraction - 1.34%
ATP Oil & Gas Corporation, Series B
8.000%	15,000	570,000

Wisconsin Capital Funds, Inc.

Plumb Equity Fund

Schedule of Investments

December 31, 2011 (Unaudited)

	Shares	Value
PREFERRED SECURITIES (Continued)
Securities, Commodity Contracts, and Other Financial
Investments and Related Activities - 1.45%
The Goldman Sachs Group, Inc., Series D
4.000% (c)	36,000	$618,480

TOTAL PREFERRED SECURITIES
(Cost $1,359,680)		1,188,480

EXCHANGE-TRADED FUNDS - 2.69%

Funds, Trusts, and Other Financial Vehicles - 1.26%
iShares Silver Trust (a)	20,000	538,800

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities - 1.43%
SPDR Gold Trust (a)	4,000	607,960

TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,198,047)		1,146,760

	Contracts
CALL OPTIONS PURCHASED - 3.30%

Computer and Electronic Product Manufacturing - 1.48%
Qualcomm, Inc.
Expiration: 01/19/2013, Exercise Price $30 (a)	250	632,500

Funds, Trusts, and Other Financial Vehicles - 1.56%
Spdr S&P
Expiration: 12/21/2013, Exercise Price $60 (a)	100	665,000

Oil and Gas Extraction - 0.26%
Petroleo Brasileiro S.A. – ADR
Expiration: 01/19/2013, Exercise Price $25 (a)	300	109,500

TOTAL CALL OPTIONS PURCHASED
(Cost $1,482,357)		1,407,000

Wisconsin Capital Funds, Inc.

Plumb Equity Fund

Schedule of Investments

December 31, 2011 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 4.77%

Money Market Funds - 4.77%
STIT-STIC Prime Portfolio 0.056% (c)	1,200,000	$1,200,000
STIT Treasury Portfolio 0.020% (c)	836,064	836,064
		2,036,064

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,036,064)		2,036,064

Total Investments
(Cost $41,712,514) - 101.48%		43,288,421

Liabilities in Excess of Assets - (1.48%)		(630,007)

TOTAL NET ASSETS - 100.00%		$42,658,414

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a) Non-income producing security.

(b) Foreign issued security.

(c) Variable rate security. The rate listed is as of December 31, 2011.

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows**:

Cost of investments	$41,712,514
Gross unrealized appreciation	2,947,221
Gross unrealized depreciation	(1,371,314)
Net unrealized appreciation	$1,575,907

**	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of the schedule of investments.

Wisconsin Capital Funds, Inc.

Notes to Schedules of Investments

December 31, 2011 (Unaudited)

Security Valuation

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments)

Equity securities, including common stocks, publicly-traded partnerships, foreign issued common stocks, preferred securities, exchange-traded funds, and real estate investment trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Nasdaq-listed securities are valued at their Nasdaq Official Closing Price. Equity securities not traded on a listed exchange or not traded using Nasdaq, are valued as of the last sale price at the close of the U.S. market. If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used.

An option that is purchased by the Funds is generally valued at the last sale price or, in the absence of the last sale price, the average of the quoted bid and asked prices. If an options exchange closes after the time at which the Funds’ net asset value is calculated, snapshot prices are provided by the independent pricing services or other sources at the close of the New York Stock Exchange to calculate the net asset value.

When using the market quotations or closing prices provided by a pricing service and when the market is considered active, the security will be classified as a Level 1 security. Listed options for which no sale was reported on that date are valued at their evaluated mean prices as furnished by the independent pricing services and generally will be classified as a Level 2 security. These securities are typically valued using market observable data such as broker quotes, bid and ask offers, and market quotes for the underlying equities.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, convertible bonds, municipal bonds, and U.S. government agency issues are valued using a market approach based on information supplied by independent pricing services, including services using matrix pricing formulas as well as market transactions and/or independent broker bid quotations. The significant inputs of these matrix pricing formulas include coupons, ratings,

Wisconsin Capital Funds, Inc.

Notes to Schedules of Investments

December 31, 2011 (Unaudited) (Continued)

maturities, and other fundamental data relating to the issuer. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. To the extent the inputs are observable and timely, these debt securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used, as of December 31, 2011, to value the Funds’ investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
The Plumb Balanced Fund
Investments in:
Common Stock*	$30,140,451	$—	$—	$30,140,451
Publicly-Traded
Partnerships*	270,400	—	—	270,400
Preferred Securities*	1,291,560	—	—	1,291,560
Exchange-Traded Funds*	421,390	—	—	421,390
Convertible Bonds*	—	1,253,750	—	1,253,750
Corporate Bonds*	—	11,113,680	—	11,113,680
U.S. Government
Agency Issues	—	750,623	—	750,623
Municipal Bonds	—	236,510	—	236,510
Purchased Options*	—	695,750	—	695,750
Money Market Funds	2,214,483	—	—	2,214,483
Total	$34,338,284	$14,050,313	$—	$48,388,597

Wisconsin Capital Funds, Inc.

Notes to Schedules of Investments

December 31, 2011 (Unaudited) (Continued)

Description	Level 1	Level 2	Level 3	Total
The Plumb Equity Fund
Investments in:
Common Stock*	$37,307,317	$—	$—	$37,307,317
Publicly-Traded
Partnerships*	202,800	—	—	202,800
Preferred Securities*	1,188,480	—	—	1,188,480
Exchange-Traded Funds*	1,146,760	—	—	1,146,760
Purchased Options*	774,500	632,500		1,407,000
Money Market Funds	2,036,064	—	—	2,036,064
Total	$42,655,921	$632,500	$—	$43,288,421

* For detailed industry descriptions, refer to the Schedules of Investments.

The Funds did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

It is the Funds’ policy to consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period. The following transfer was made from Level 2 to Level 1 as of December 31, 2011:

Purchased
Options
The Plumb Equity Fund:
Transfer into Level 1 from Level 2	$109,500

The transfer was made into Level 1 because the security was being priced by an independent pricing service using observable inputs and is now being priced using quoted prices in an active market for the security.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Vice President/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wisconsin Capital Funds, Inc.

By (Signature and Title)* _/s/ Thomas G. Plumb___________________

Thomas G. Plumb, Principal Executive Officer

Date      02/21/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Thomas G. Plumb

Thomas G. Plumb, Principal Executive Officer

Date      02/21/2012

By (Signature and Title)* _/s/ Timothy R. O’Brien___________________

Timothy R. O’Brien, Principal Financial Officer

Date      02/21/2012

* Print the name and title of each signing officer under his or her signature.